LEASES	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
LEASES
9.	LEASES

(a)	Right-of-use assets

	December 31, 2021	December 31, 2020
Right-of-use assets, beginning of period	$3,544	$2,217
Additions	29	2,069
Disposals	(147)	—
Depreciation	(786)	(742)

Balance, end of period	$2,640	$3,544

The
right-of-use
assets recognized by the Company are comprised of $2,639 (December 31, 2020
 -
$3,463) related to corporate office leases and $1 (December 31, 2020
 -
$81) related to vehicles and are included in the office, furniture and leasehold improvements category and the field equipment and vehicles category, respectively in Note 7.
(b)	Lease liabilities

	December 31, 2021	December 31, 2020
Lease liabilities, beginning of period	$4,031	$2,645
Additions	—	2,121
Terminations	(124)	(34)
Interest expense on lease liabilities	265	254
Payment of lease liabilities	(1,003)	(955)
Balance, end of period	$3,169	$4,031

Current portion	706	778
Non-current portion	2,463	3,253

Balance, end of perio d	$3,169	$4,031

The undiscounted values of the lease liabilities as at December 31, 2021 was $5,268 (December 31, 2020
 -
$6,889).
(c)	Amounts recognized in consolidated statements of net loss

	Year ended December 31,
	2021	2020
Expense relating to short-term leases	$1,975	$2,305
Expense relating to variable lease payments	$417	$384
The Company engages drilling companies to carry out its drilling programs on its exploration and evaluation properties. The drilling companies provide all required equipment for these drilling programs. These contracts are short-term in nature and the Company has elected not to recognize right-of-use
assets and associated lease liabilities in respect to these contracts but rather to recognize lease payments associated with these leases as incurred over the lease term. Payments to the drilling companies for the year ended December 31, 2021 were $1,975 (December 31, 2020
 -
$2,305).